Semi-Annual Report o June 30, 1999

CITIFUNDS [logo]

         Balanced Portfolio

         [Picture omitted]


GROWTH WITH INCOME

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                              Investment products:
             Not FDIC Insured o No Bank Guarantee o May Lose Value
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

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     4
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Portfolio Highlights                                                           5
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Fund Performance                                                               6
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CITIFUNDS BALANCED PORTFOLIO

Statement of Assets and Liabilities                                            7
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Statement of Operations                                                        8
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Statement of Changes in Net Assets                                             9
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Financial Highlights                                                          10
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Notes to Financial Statements                                                 12
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BALANCED PORTFOLIO

Portfolio of Investments                                                      15
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Statement of Assets and Liabilities                                           19
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Statement of Operations                                                       19
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Statement of Changes in Net Assets                                            20
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Financial Highlights                                                          20
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Notes to Financial Statements                                                 21
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

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

     This semi-annual report covers the period from January 1, 1999 through June 30, 1999 for the CitiFundsSM Balanced Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future. Please note that effective May 17, the equity portion of the CitiFunds Balanced Portfolio is now being managed by Frances A. Root.

     The past six months have been a study in contrasts for investor sentiment and the financial markets. When the period began, investors were primarily concerned that economic weakness overseas might constrain growth in the United States. As a result, they favored stocks with predictable earnings growth and bonds. When the period ended, investors were mainly worried that the economy might be growing too fast, potentially awakening long-dormant inflationary pressures. In this environment, they avoided bonds and favored stocks that are sensitive to changes in the economic cycle.

     Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
July 23, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

THE FIRST SIX MONTHS OF 1999 SAW A CONTINUATION OF THE STRONG ECONOMIC CONDITIONS THAT HAVE PREVAILED IN THE UNITED STATES FOR MORE THAN SEVEN YEARS. Lower short-term interest rates adopted by central banks throughout the world in the fall of 1998 appear to have helped U.S. and overseas economies withstand further adverse effects from the global credit and currency crisis, which began in Asia in 1997 and spread to Russia and parts of Latin America in 1998. In the U.S., consumer spending remained high, unemployment was low and inflationary pressures continued to be virtually absent.
     Stocks and bonds provided disparate performance both among and within their individual markets in this stronger-than-expected economic environment. Abroad look at the reporting period shows that stocks generally advanced while bonds declined. However a closer look reveals dramatic differences in each markets' performance during the first and second quarters of 1999.
     DURING THE FIRST HALF OF THE REPORTING PERIOD, THE U.S. STOCK MARKET'S ADVANCE WAS REMARKABLY NARROW, LED BY A RELATIVELY SMALL NUMBER OF LARGE-CAP GROWTH AND TECHNOLOGY COMPANIES. Large-cap value stocks and virtually all sectors of the small-cap market with the exception of Internet stocks produced lackluster results. U.S. Treasury securities, which had rallied strongly last summer when the stock market and other bond market sectors declined sharply, gave back some of their gains. Other types of bonds did better, however, as investors shifted assets back into sectors they had previously avoided, including corporate bonds, mortgage-backed securities, asset-backed securities and foreign bonds.
     During the second half of the reporting period, investor sentiment shifted dramatically, causing a change in leadership within the financial markets. When evidence emerged that economies worldwide were stronger than many analysts expected, investors turned to stocks that tend to do well in an economic expansion. As a result, stock prices that had languished for several years began to show signs of renewed strength. Cyclical companies, such as energy and commodities producers, saw their stock prices rise. Shares of value companies, which have lower valuations in comparison with the overall market, began to outperform growth companies for the first time in several years. Small-cap stocks began a long-awaited recovery.
     In this environment, CitiFunds Balanced Portfolio provided highly competitive returns. The reporting period began with 60% of the portfolio's assets allocated to stocks and 40% of assets allocated to bonds. This allocation was designed to take advantage of the stock market's relative strength. In May, however, the Portfolio's stock positions were reduced to 55% and its fixed-income holdings were increased to 45%. Most of the assets that were shifted away from stocks were reinvested in cash instruments. This change was made after the stock market had posted strong gains and management found opportunities to earn profits in stocks that it no longer considered undervalued.
     Within the stock portion of the Portfolio, there were good results from investments in a number of industries and economic sectors. For example, top contributors to performance included Williams Companies, a diversified con-glomerate with a strong telecommunications business; Raytheon, a major defense contractor; and Marsh & McLennan, the parent company of insurance, investment management and consulting businesses. Of course past performance is no guarantee of future results and the Portfolio's holdings may change at any time. In addition, the Portfolio received good results after exposure to capital goods was increased and raw materials and energy companies were added as global economies gained strength. The Portfolio also increased its holdings of financial services companies that management believes will benefit from globalization, demographic changes and the growth of the Internet.
     In the Portfolio's fixed-income segment, the Portfolio's sector allocations and average duration (i.e., a measure of bonds' sensitivity to changes in interest rates) were actively managed. As U.S. Treasury securities were punished and higher yielding areas of the bond market were rewarded over the first six months of the year, the Portfolio's exposure to mortgage-backed and asset-backed securities was increased. Conversely, the investment team substantially reduced the Portfolio's holdings of underperforming U.S. Treasury securities. Allocations to corporate bonds remained relatively unchanged. At the same time, the Portfolio's average duration was gradually reduced to the neutral range, enabling management to respond more quickly to higher yielding investment opportunities as they became available.
     LOOKING FORWARD, THE PORTFOLIO'S FIXED INCOME INVESTMENT TEAM EXPECTS ECONOMIC STRENGTH TO CONTINUE IN THE U.S. AND AROUND THE WORLD. While this may lead to modest interest-rate hikes by the Federal Reserve Board, financial markets appear to have already anticipated such a move. Accordingly, while management believes that bond yields are not likely to rise much further, they are monitoring the situation carefully. IN THE STOCK MARKET, THE BROAD-BASED MARKET TRENDS THAT BEGAN IN APRIL ARE EXPECTED TO CONTINUE. Historically, when cyclical companies begin to outperform growth companies, the change tends to persist for more than just a few weeks or months. In addition, the management team of the Portfolio's stocks has recently seen evidence that value-oriented stocks, such as the ones in which the stock portion of the portfolio invests, may be poised for improved performance.

FUND FACTS

FUND OBJECTIVE
To provide high current income by investing in a broad range of securities, to preserve capital and to provide growth potential with reduced risk.

INVESTMENT ADVISER,                      DIVIDENDS
BALANCED PORTFOLIO                       Paid quarterly, if any
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
October 19, 1990                         Distributed semi-annually, if any

NET ASSETS AS OF 6/30/99                 BENCHMARKS
Class A shares $234.4 million            o -Standard and Poor's Barra Value
Class B shares $2.3 million                 Index*
                                         o -Lehman Brothers Aggregate
                                            Bond Index**
                                         o -Lipper Balanced Funds Average

 * The Standard and Poor's Barra Value Index is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance. The S&P Barra Value Index represents the value of stocks in the S&P 500.
** The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.

PORTFOLIO HIGHLIGHTS
================================================================================
TOP TEN EQUITY HOLDINGS AS OF JUNE 30, 1999 (Unaudited)

COMPANY, INDUSTRY                                               % OF NET ASSETS
Enron Corp., Consumer Services                                       2.1%
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Chase Manhattan Corp., Finance                                       2.0%
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General Electric Co., Basic Industries                               1.9%
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American Home Products Corp., Consumer Durables                      1.9%
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Mobil Corp., Producer Manufacturing                                  1.9%
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Pitney Bowes Inc., Finance                                           1.8%
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AT&T Corp., Consumer Services                                        1.8%
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SBC Communications Inc., Consumer Services                           1.7%
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William Companies Inc., Consumer Services                            1.7%
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Emerson Electric Co., Basic Industries                               1.7%
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PORTFOLIO DIVERSIFICATION AS OF June 30, 1999 (Unaudited)

[picture omitted]

FUND PERFORMANCE

TOTAL RETURNS
                                                                      SINCE
ALL PERIODS ENDED JUNE 30, 1999            SIX     ONE      FIVE    10/19/90
(Unaudited)                               MONTHS** YEAR    YEARS*   INCEPTION*
================================================================================
CitiFunds Balanced Portfolio
(Class A)                                  8.31%   8.29%   13.72%    13.05%
  without sales charge
Lipper Balanced Funds Average              5.57%   9.98%   16.15%    14.00%+
S&P Barra Value Index                     13.96%  16.49%   23.63%    20.26%+
Lehman Brothers Aggregate Bond Index      (1.37)%  3.13%    7.82%     8.40%+
CitiFunds Balanced Portfolio (Class A)
with a maximum sales charge of 5.00%       2.89%   2.87%   12.56%    12.38%
CitiFunds Balanced Portfolio (Class B)
  without deferred sales charge             --      --      --        7.71%#**
Lipper Balanced Funds Average               --      --      --        5.57%++**
S&P Barra Value Index                       --      --      --       13.96%++**
Lehman Aggregate Bond Index                 --      --      --       (1.37)%++**
CitiFunds Balanced Portfolio (Class B)
with a maximum deferred
sales charge of 5.00%                       --      --      --        2.33%#**

 * Average Annual Total Return
** Not Annualized
 + From 10/31/90
++ From 12/31/98 # Commencement of Operations 1/4/99

Income Dividends per share Class A $0.194 Capital Gain Distributions Class A $0.023
Income Dividends per share Class B $0.173 Capital Gain Distributions Class B $0.023

GROWTH OF $10,000 INVESTMENT

A $10,000 investment in the Fund made on 10/31/90 would have grown to $27,617 with sales charge (as of 6/30/99). The graph shows how the Fund compares to its benchmarks for the same period.

   [picture omitted]

CitiFunds Balanced Portfolio

Lipper Balanced Funds Average

S&P Barra Value Index (unmanaged)

Lehman Brothers Aggregate
Bond Index (unmanaged)

The graph includes the initial sales charge on the Fund (no comparable charge exists for other indices) and assumes all dividends and distributions are reinvested at Net Asset Value.

Note: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. and reflect certain voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in Balanced Portfolio, at value (Note 1A)                $237,185,543
Receivable for shares of beneficial interest sold                        137,637
--------------------------------------------------------------------------------
  Total assets                                                       237,323,180
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    546,968
Accrued expenses and other liabilities                                   127,341
--------------------------------------------------------------------------------
  Total liabilities                                                      674,309
--------------------------------------------------------------------------------
NET ASSETS                                                          $236,648,871
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $208,097,177
Unrealized appreciation                                                9,625,906
Accumulated net realized gain                                         18,261,591
Undistributed net investment income 664,197
--------------------------------------------------------------------------------
  Total                                                             $236,648,871
================================================================================
COMPUTATION OF CLASS A SHARES:
Net Asset Value per share  ($234,351,609/15,420,484  shares outstanding) $15.20
Offering Price per share ($15.20/0.95)                                   $16.00*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
($2,297,262/151,403 shares outstanding)                                 $15.17**
================================================================================

 *  Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.
See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income from Balanced Portfolio              $  3,062,790
Dividend Income from Balanced Portfolio                 1,261,904
Allocated Expenses from Balanced Portfolio               (649,296)
--------------------------------------------------------------------------------
                                                                   $  3,675,398
--------------------------------------------------------------------------------
EXPENSES:
Administrative fees (Note 2)                              294,324
Service fees Class A (Note 3)                             292,948
Service fees Class B (Note 3)                               5,505
Custody and fund accounting fees                           32,666
Shareholder reports                                        14,394
Trustee fees                                                7,424
Audit fees                                                  6,725
Legal fees                                                  6,000
Transfer agent fees                                         1,000
Other                                                       1,924
--------------------------------------------------------------------------------
  Total expenses                                          662,910
Less aggregate amount waived by Administrator
  (Note 2)                                               (107,206)
--------------------------------------------------------------------------------
  Net expenses                                                          555,704
--------------------------------------------------------------------------------
Net investment income                                                 3,119,694
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
BALANCED PORTFOLIO:
Net realized gain                                      19,505,042
Unrealized depreciation on investments                 (3,723,797)
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  from Balanced Portfolio                                             15,781,245
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $  18,900,939
================================================================================

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET  ASSETS
                                                    SIX MONTHS
                                                       ENDED
                                                   JUNE 30,1999    YEAR ENDED
                                                    (UNAUDITED) DECEMBER 31,1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                              $  3,119,694   $  6,041,370
Net realized gain                                    19,505,042     26,888,409
Unrealized depreciation on investments               (3,723,797)   (15,478,163)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            18,900,939     17,451,616
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A                        (3,046,010)    (5,439,336)
Net investment income Class B                           (17,618)          --
Net realized gain Class A                              (348,563)   (34,018,101)
Net realized gain Class B                                (3,267)          --
--------------------------------------------------------------------------------
Decrease  in  net  assets
from distributions to shareholders                   (3,415,458)   (39,457,437)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST (NOTE 5):
CLASS A
Net proceeds from sale of shares                      5,168,930     23,637,486
Net asset value of shares issued to
 shareholders from reinvestment
 of distributions                                     3,392,662     39,433,879
Cost of shares repurchased                          (25,989,230)   (31,497,141)
--------------------------------------------------------------------------------
  Total Class A                                     (17,427,638)    31,574,224
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                      2,303,045           --
Net  asset  value  of  shares
  issued  to shareholders  from  reinvestment
  of distributions                                       18,624           --
Cost of shares repurchased                              (89,507)          --
--------------------------------------------------------------------------------
  Total Class B                                       2,232,162           --
--------------------------------------------------------------------------------
Net increase (decrease)
  in net assets from transactions in
  shares of beneficial interest                     (15,195,476)    31,574,224
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                              290,005      9,568,403
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 236,358,866    226,790,463
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $664,197 and
  $608,131, respectively)                          $236,648,871   $236,358,866
================================================================================

*January 4, 1999 (Commencement of Operations) to June 30, 1999.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS


                                                  CLASS A
                          ---------------------------------------------------------------
                           SIX MONTHS
                              ENDED
                          JUNE 30, 1999              YEAR ENDED DECEMBER 31,
                                        -------------------------------------------------
                            (Unaudited)   1998       1997      1996      1995     1994+
=========================================================================================
Net Asset Value,
  beginning of period         $14.24     $15.77     $15.61    $15.71    $13.52    $14.24
-----------------------------------------------------------------------------------------
Income From Operations:
Net investment income          0.201      0.420      0.421     0.497     0.486     0.399
Net realized and
  unrealized gain (loss)       0.976      0.795      2.726     0.680     2.540    (0.695)
-----------------------------------------------------------------------------------------
    Total from operations      1.177      1.215      3.147     1.177     3.026    (0.296)
-----------------------------------------------------------------------------------------
Less Distributions From:
Net investment income         (0.194)    (0.380)    (0.421)   (0.497)   (0.495)   (0.394)
Net realized gain             (0.023)    (2.365)    (2.566)   (0.780)   (0.341)   (0.030)
-----------------------------------------------------------------------------------------
    Total distributions       (0.217)    (2.745)    (2.987)   (1.277)   (0.836)   (0.424)
-----------------------------------------------------------------------------------------
Net Asset Value,
end of period                 $15.20     $14.24     $15.77    $15.61    $15.71    $13.52
=========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)            $234,352   $236,359   $226,790  $230,382  $246,002  $227,309
Ratio of expenses to
  average net assets (A)        1.02%*    1.02%      1.02%     1.02%     1.02%     1.02%
Ratio of net investment
  income to average net
  assets                        2.66%*    2.61%      2.44%     3.04%     3.21%     2.82%
Portfolio turnover (B)          --         --         --        --       --          29%
Total return (C)                8.31%**   7.83%     20.85%     7.59%    22.66%    (2.06)%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income        $0.194     $0.390     $0.387    $0.464    $0.463    $0.378
RATIOS:
Expenses to average
  net assets                  1.11%(A)*  1.22%(A)   1.22%(A)  1.22%(A)  1.17%(A)  1.17%(A)
Net investment income to
  average net assets          2.57%*     2.41%      2.24%     2.84%     3.06%      2.67%
=========================================================================================


 *   Annualized
**   Not Annualized
(A) - Includes the Fund's share of Balanced Portfolio allocated expenses for the periods indicated.
(B) -Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(C) Total return does not include the maximum sales charge of 5.00% effective January 4, 1999.
 + On May 1, 1994 the Fund began investing all of its investable assets in Balanced Portfolio.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                    CLASS B
                                                              ------------------
                                                                JANUARY 4, 1999
                                                                 (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                 JUNE 30, 1999
                                                                  (Unaudited)
================================================================================
Net Asset Value, beginning of period                                   $14.28
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                                   0.133
Net realized and  unrealized gain (loss)                                0.953
--------------------------------------------------------------------------------
    Total from operations                                               1.086
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                  (0.173)
Net realized gain                                                      (0.023)
--------------------------------------------------------------------------------
    Total distributions                                                (0.196)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                         $15.17
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $2,297
Ratio of expenses to average net assets (A)                             1.77%*
Ratio of net investment income to average net assets                    1.91%*
Total return                                                            7.71%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income                                                 $0.126
RATIOS:
Expenses to average net assets                                         1.86%*
Net investment income to  average net assets                           1.82%*
================================================================================
*    Annualized
**   Not Annualized
(A) Includes the Fund's share of Balanced Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Balanced Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust I (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Balanced Portfolio (the
"Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (89.2% at June 30, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B shares.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on invest-

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


ment transactions. Accordingly, no provision for federal income or excise tax is necessary.
 D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.
 E.DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.
 F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $294,324, of which $107,206 was voluntarily waived for the six months ended June 30, 1999. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $292,948 for the six months ended June 30, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $5,505 for the period ended June 30, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service of the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1999 aggregated $1,917,621 and $19,849,455, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                   SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                  JUNE 30, 1999    DECEMBER 31,
                                                   (Unaudited)          1998
================================================================================
CLASS A
Shares sold                                           352,093         1,473,554
Shares issued to shareholders from
  reinvestment of distribution                        229,011         2,695,888
Shares repurchased                                 (1,756,119)       (1,950,608)
--------------------------------------------------------------------------------
Class A net increase (decrease)                    (1,175,015)        2,218,834
================================================================================
CLASS B*
Shares sold                                           156,178              --
Shares issued to shareholders from
  reinvestment of distribution                          1,253              --
Shares repurchased                                     (6,028)             --
--------------------------------------------------------------------------------
Class B net increase                                  151,403              --
================================================================================
*January 4, 1999 (Commencement of Operations) to June 30, 1999.

6. SUBSEQUENT EVENT At a Special Meeting on July 30, 1999, the shareholders of the Fund approved certain proposals to allow the assets of the Fund to be invested in one or more investment companies. Additionally, the shareholders approved a Management Agreement with Citibank, to provide administrative services. These new agreements simplify and terminate the Fund's existing Administration Service Agreement. Effective August 1, 1999 the Management fees may not exceed, on an annual basis, an amount equal to 0.70% of the average daily net assets of the Fund.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS                            June 30, 1999
(Unaudited)

ISSUER                                                    SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 61.3%
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- 15.6%
--------------------------------------------------------------------------------
Abbott Labs                                               72,000     $ 3,276,000
Alcoa Inc.                                                56,000       3,465,000
Bristol Meyers Squibb Co.                                 59,000       4,155,813
Dow Chemical Co.                                          14,000       1,776,250
E.I. du Pont
  De Nemours & Co.                                        50,000       3,415,625
Emerson Electric Co.                                      70,000       4,401,250
General Electric Co.                                      45,000       5,085,000
Honeywell Inc.                                            34,500       3,997,688
International Paper Co.                                   64,000       3,232,000
Pharmacia & Upjohn Inc.                                   63,000       3,579,188
Union Pacific Corp.                                       60,000       3,498,750
Unumprovident Corp.                                       28,000       1,533,000
                                                                      ----------
                                                                      41,415,564
                                                                      ----------
CONSUMER DURABLES -- 6.1%
--------------------------------------------------------------------------------
American Home
  Products Corp.                                           86,000      4,945,000
Dana Corp.                                                 60,000      2,763,750
Delphi Automotive Systems Corp.                            12,580        233,516
Ford Motor Co.                                             35,000      1,975,312
General Motors Corp.                                       18,000      1,188,000
Goodyear Tire and Rubber                                   30,000      1,764,375
Masco Corp.                                               115,000      3,320,625
                                                                      ----------
                                                                      16,190,578
                                                                      ----------
CONSUMER NON-DURABLES -- 3.2%
--------------------------------------------------------------------------------
Avon Products Inc.                                         59,000      3,274,500
H.J. Heinz Co.                                             35,000      1,754,375
Pepsico Inc.                                               95,000      3,675,312
                                                                      ----------
                                                                       8,704,187
                                                                      ----------
CONSUMER SERVICES-- 13.3%
--------------------------------------------------------------------------------
AT&T Corp.                                                 85,000      4,744,062
Bell Atlantic Corp.                                        48,200      3,151,075
Duke Energy Co.                                            75,000      4,078,125
Enron Corp.                                                69,000      5,640,750
McGraw HillCompanies Inc.                                  43,000      2,319,312
SBC Communications Inc.                                    78,000      4,524,000
Sprint Corp.                                               60,000      3,168,750
Unicom Corp.                                               85,000      3,277,812
Williams Companies Inc.                                   105,000      4,469,063
                                                                      ----------
                                                                      35,372,949
                                                                      ----------
FINANCE -- 14.2%
--------------------------------------------------------------------------------
Bank One Corp.                                             70,000      4,169,375
BankAmerica Corp.                                          42,600      3,123,112
Chase Manhattan Corp.                                      60,000      5,197,500
Chubb Corp.                                                45,000      3,127,500
Cigna Corp.                                                42,500      3,782,500
Hartford Financial Services Group                          59,000      3,440,438
J. P. Morgan Co. Inc.                                      22,000      3,091,000
Marsh & McLennan Companies Inc.                            48,000      3,624,000
Mellon Bank Corp.                                          90,000      3,273,750
Pitney Bowes Inc.                                          75,000      4,818,750
                                                                      ----------
                                                                      37,647,925
                                                                      ----------

PRODUCER MANUFACTURING  -- 6.2%
--------------------------------------------------------------------------------
BP Amoco PLC                                               29,000      3,146,500
Chevron Corp.                                              33,000      3,141,188
Exxon Corp.                                                19,200      1,480,800
Halliburton Co.                                            46,100      2,086,025
Mobil Corp.                                                49,700      4,920,300
Royal Dutch Petroleum Co.                                  27,000      1,626,750
                                                                      ----------
                                                                      16,401,563
                                                                      ----------

MISCELLANEOUS-- 2.7%
--------------------------------------------------------------------------------
Raytheon Co.                                         43,570            3,066,239
Xerox Corp.                                          70,000            4,134,375
                                                                      ----------
                                                                       7,200,614
                                                                      ----------
Total Common Stock
(Identified Cost $151,263,115)                                       162,933,380
                                                                     ===========

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           JUNE 30, 1999
(Unaudited)


                                                     PRINCIPAL
ISSUER                                                AMOUNT            VALUE
--------------------------------------------------------------------------------
FIXED INCOME -- 44.5%
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 11.2%
--------------------------------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24                                  $1,040,000       $1,044,170
Aircraft Financial Trust
  8.00% due 5/15/24                                   1,500,000        1,426,406
Asset Securitization Corp.
  Series 95 7.10% due 8/13/29                           508,489          513,253
  7.384% due 8/13/29                                  2,500,000        2,562,200
Asset Securitization Corp.
  Series 97 6.85% due 2/14/41                           600,000          587,982
Commercial Mortgage Acceptance Corp.
  5.80% due 5/15/06                                     520,075          507,177
Contimortgage Home Equity Loan
  6.13% due 3/15/13                                   1,100,000        1,095,523
Criimi Mae Commercial Mortgage
  7.00% due 11/2/11                                     600,000          460,219
Ford Credit Auto Owner Trust
  6.16% due 8/15/03                                   2,000,000        1,982,500
GMAC Commercial Mortgage
  6.42% due 8/15/08                                   1,100,000        1,063,227
  6.83% due 12/15/03                                  1,634,232        1,650,362
Green Tree Financial Corp.
  6.71% due 8/15/29                                   1,050,000        1,018,342
  8.05% due 10/15/27                                  3,500,000        3,557,960
IMC Home Equity Loan
  6.16% due 5/20/14                                   2,000,000        1,999,340
J. P. Morgan Co. Inc.
  6.373% due 1/15/30                                    666,859          661,130
Lehman Brothers/First Union
  6.479% due 3/18/04                                    798,300          796,120
Merrill Lynch Mortgage Co.
  6.95% due 6/18/29                                   1,297,406        1,312,689
Morgan Stanley Capital Investment Inc.
  6.44% due 11/15/02                                  1,105,000        1,101,862
Nomura Asset Securitization Corp.
  8.15% due 3/04/20                                   2,000,000        2,105,680
PNC Mortgage Securitization Corp.
  6.392% due 9/25/13                                      1,610            1,537
Peco Energy Transportation Trust
  6.05% due 3/01/09                                   1,100,000        1,053,591

Residential Funding Mortgage
  Securitization Corp.
  7.00% due 2/25/08                                     432,799          433,609
Sears Credit Account Master Trust II
  5.25% due 10/16/08                                  1,110,000        1,060,050
Structured Asset Securities Corp.
  6.79% due 6/12/04                                   1,827,180        1,843,971
                                                                     -----------
                                                                      29,838,900
                                                                     -----------
DOMESTIC CORPORATIONS -- 10.7%
--------------------------------------------------------------------------------
Ahold Financial USA Inc.
  6.875% due 5/01/29                                  1,130,000        1,045,126
American Financial Group Inc.
  7.125% due 4/15/09                                  1,045,000          972,341
Associates Corp.
  6.95% due 11/01/18                                  1,365,000        1,315,178
BB&T Corp.
  6.375% due 6/30/05                                  1,470,000        1,432,633
Bank One Corp.
  5.625% due 2/17/04                                  1,050,000        1,004,346
Century Telecommunications
  Enterprises Inc.
  6.30% due 1/15/08                                   1,000,000          952,180
Conoco Inc.
  5.90% due 4/15/04                                   1,150,000        1,122,147
Conseco Inc.
  6.40% due 6/15/01                                     850,000          832,720
Dayton Hudson Corp.
  6.65% due 8/01/28                                   1,120,000        1,021,787
Equitable Life Assurance
  6.95% due 12/01/05                                  1,050,000        1,047,984
Ford Motor Co.
  6.625% due 10/01/28                                 1,285,000        1,156,731
General Motors Acceptance Corp.
  6.15% due 4/05/07                                   1,040,000          990,319
Household Financial Corp.
  6.50% due 11/15/08                                  1,050,000        1,001,186
Imperial TOB Overseas
  7.125% due 4/01/09                                  1,070,000        1,020,769
Knight Ridder Inc.
  6.875% due 3/15/29                                    770,000          712,554
  7.15% due 11/01/27                                    170,000          163,333
Lehman Brothers Holdings Inc.
  6.40% due 8/30/00                                   1,030,000        1,031,082
  7.00% due 5/15/03                                     830,000          823,527
MCI Communications Corp.
  6.50% due 4/15/10                                   1,425,000        1,365,720

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                                                   PRINCIPAL
ISSUER                                              AMOUNT            VALUE
--------------------------------------------------------------------------------
Mattel Inc.
  6.00% due 7/15/03                              $   765,000         $   745,734
Merita Bank Plc
  6.50% due 4/01/09                                1,030,000             975,863
Morgan Stanley Group Inc.
  5.625% due 1/20/04                               1,150,000           1,108,416
National Rural Utilities
  6.20% due 2/01/08                                1,260,000           1,214,905
Nordstrom Inc.
  5.625% due 1/15/09                                 880,000             799,515
Petroleum Geographical
  Services
  6.625% due 3/30/08                                 735,000             691,878
Popular Inc.
  6.20% due 4/30/01                                  725,000             718,272
  6.875% due 6/15/01                                 690,000             689,427
Provident Companies Inc.
  7.00% due 7/15/18                                  525,000             502,231
Raytheon Co.
  6.30% due 3/15/05                                1,000,000             981,450
TPSA Financial BV
  7.75% due 12/10/08                               1,075,000           1,043,677
                                                                      ----------
                                                                      28,483,031
                                                                      ----------
MORTGAGE OBLIGATIONS -- 10.7%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS -- 7.1%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  6.00% due 12/31/99                               1,000,000             940,470
  6.25% due 6/15/24                                  860,000             837,194
  7.00% due 12/31/99                               2,000,000           2,001,250
  8.50% due 6/01/01                                    6,685               6,767
  9.50% due 2/01/01                                    3,382               3,426
Federal National
  Mortgage Association
  5.50% due 12/31/99                               5,000,000           4,559,375
  6.50% due 12/01/99                               2,000,000           1,970,620
  6.50% due 12/01/99                               1,840,000           1,775,011
  6.50% due 05/01/29                               2,467,231           2,380,088
  7.349% due 8/17/21                                 600,000             611,208
  7.50% due 10/01/25                                 120,157             121,358
  7.50% due 11/01/25                               1,687,981           1,704,861
  7.50% due 7/01/29                                2,000,000           2,022,500
  9.00% due 11/01/01                                   5,922               6,074
                                                                      ----------
                                                                      18,940,202
                                                                      ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.6%
--------------------------------------------------------------------------------
  6.50% due 12/15/99                             $ 1,100,000        $ 1,057,892
  6.50% due 12/31/99                               2,000,000          1,918,750
  7.00% due 12/31/99                               4,300,000          4,242,208
  7.00% due 2/15/24                                1,088,443          1,077,221
  7.25% due 10/16/22                               1,259,676          1,265,975
                                                                      ----------
                                                                       9,562,046
                                                                      ----------
TOTAL MORTGAGE OBLIGATIONS                                            28,502,248
                                                                      ----------

YANKEE BONDS -- 1.1%
--------------------------------------------------------------------------------
Corporacion Andina de Fomento
  7.75% due 3/01/04                                1,050,000           1,022,788
Korea Development Bank
  7.128% due 4/22/04                               1,030,000           1,005,646
Manitoba Province, Canada
  5.50% due 10/01/08                               1,050,000             968,394
                                                                       ---------
                                                                       2,996,828
                                                                       ---------

UNITED STATES  GOVERNMENT & AGENCY  OBLIGATIONS -- 10.8%
--------------------------------------------------------------------------------
United States  Treasury Bonds -- 4.8%
--------------------------------------------------------------------------------
8.125% due 8/15/19                                5,300,000            6,401,393
3.625% due 4/15/28                                  996,510              940,296
5.25% due 11/15/28                                  500,000              443,205
3.875% due 4/15/29                                5,053,750            4,987,420
                                                                      ----------
                                                                      12,772,314
                                                                      ----------
United States  Treasury Notes -- 3.9%
--------------------------------------------------------------------------------
5.75% due 11/30/02                                       550,000         551,116
4.25% due 11/15/03                                     2,000,000       1,888,440
 5.875% due 2/15/04                                    2,125,000       2,138,621
6.875% due 5/15/06                                       560,000         589,574
 6.625% due 5/15/07                                    1,300,000       1,353,833
3.875% due  1/15/09                                    1,420,000       1,403,130
5.50% due 5/15/09                                      2,390,000       2,334,719
                                                                      ----------
                                                                      10,259,433
                                                                      ----------

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                    June 30, 1999
(Unaudited)

                                                     PRINCIPAL
ISSUER                                                AMOUNT            VALUE
--------------------------------------------------------------------------------
United States Agency Obligations-- 2.1%
--------------------------------------------------------------------------------
Federal National
  Mortgage Association
  5.49% due 8/18/00                             $   3,800,000     $   3,794,072
Tennessee Valley Authority
  5.88% due 4/01/36                                 1,750,000         1,715,945
                                                                    -----------
                                                                      5,510,017
                                                                    -----------
Total United States
  Government & Agency Obligations                                    28,541,764
                                                                    -----------
Total Fixed Income
  (Identified Cost $121,209,260)                                    118,362,771
                                                                    -----------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 0.1%
United States Treasury Bills
  4.59% due 9/23/99
Total Short-Term Obligations
(Identified Cost $158,286)                                              158,298
                                                                    -----------
Total Investments
  (Identified Cost $272,630,661)                        105.9%    $ 281,454,449
  Other Assets,Less Liabilities                          (5.9)      (15,634,241)
                                                         ----       -----------
NET ASSETS                                              100.0%    $ 265,820,208
                                                        =====     =============

FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures contracts which were open at June 30, 1999 are as follows:

                                      Aggregate
                   Number of         Face Value     Expiration        Unrealized
                   Contracts        Of Contracts       Date           Gain/loss
--------------------------------------------------------------------------------
U. S. T-notes
2Yr 9/99
Sept. (Long)           20             $2,000,000       1999             $4,537

U. S. T-notes
10Yr 9/99
Sept. (Short)         (65)            (6,500,000)      1999           ($77,675)

U. S. T-bond 9/99
Sept.  (Short)        (25)            (2,500,000)      1999            ($9,563)
                                                                      --------
                                                                      ($82,701)
                                                                      ========
See notes to financial statements

Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $272,630,661)     $281,454,449
Cash                                                                      7,746
Receivable for investments sold                                       9,790,437
Dividends and interest receivable                                     1,462,302
--------------------------------------------------------------------------------
    Total assets                                                    292,714,934
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    26,623,445
Payable to affiliates-Investment advisory fees (Note 2)                  42,599
Accrued expenses and other liabilities                                  159,463
Payable for daily variation on futures contracts                         69,219
--------------------------------------------------------------------------------
    Total liabilities                                                26,894,726
--------------------------------------------------------------------------------
NET ASSETS                                                         $265,820,208
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $265,820,208
================================================================================

BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
Interest                                               $3,439,858
Dividends                                               1,417,791
--------------------------------------------------------------------------------
                                                                    $4,857,649
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)                         530,594
Custody and fund accounting fees                           93,677
Administrative fees (Note 3)                               66,324
Legal fees                                                 15,000
Audit fees                                                 13,750
Trustee fees                                                3,954
Other                                                       6,282
--------------------------------------------------------------------------------
    Total expenses                                                     729,581
--------------------------------------------------------------------------------
Net investment income                                                4,128,068
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions         21,520,534
Net realized gain from futures contracts                  387,719
Unrealized depreciation of investments and
  futures contracts                                    (4,199,546)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments
  and futures contracts                                             17,708,707
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $21,836,775
================================================================================

See notes to financial statements

BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                   SIX MONTHS
                                                      ENDED          YEAR ENDED
                                                  JUNE 30, 1999     DECEMBER 31,
                                                   (Unaudited)          1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment  income                          $   4,128,068     $   7,943,643
Net realized gain from investment
  transactions and futures contracts               21,908,253        29,726,471
Unrealized depreciation of investments
  and futures contracts                            (4,199,546)      (17,148,033)
--------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                    21,836,775        20,522,081
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                         5,082,500        17,030,280
Value of withdrawals                              (26,222,931)      (23,622,833)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                            (21,140,431)       (6,592,553)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                            696,344        13,929,528
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               265,123,864       251,194,336
--------------------------------------------------------------------------------
End of period                                   $ 265,820,208     $ 265,123,864
================================================================================

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS


                           SIX MONTHS                                                   MAY 1, 1994
                              ENDED                                                    (COMMENCEMENT
                             JUNE 30,               YEAR ENDED DECEMBER 31,          OF OPERATIONS) TO
                              1999        ------------------------------------------    DECEMBER 31,
                           (Unaudited)     1998        1997        1996         1995        1994
======================================================================================================
Ratios/Supplemental Data:
Net Assets, end of period
  (000's omitted)           $265,820     $265,124    $251,194    $247,526    $251,519    $228,948
Ratio of expenses to
  average net assets          0.55%*        0.55%       0.55%       0.55%       0.53%      0.51%*
Ratio of net
  investment income
  to average net assets       3.11%*        3.08%       2.90%       3.50%       3.69%      3.53%*
Portfolio turnover               88%         133%        134%        241%        210%        105%

======================================================================================================
* Annualized


See notes to financial statements

BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Balanced Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. INVESTMENT SECURITY Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income is recorded on the ex-dividend date.
   C. U.S. FEDERAL TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.
   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct

BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   E. REPURCHASE AGREEMENTS. It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.
  Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.
   G. FUTURES CONTRACTS The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective to maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. The underlying value of a futures contract is incorporated within unrealized appreciation/depreciation in the Portfolio of Investments under the caption "Futures Contracts". Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.
   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract

BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

  There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

  H.  OTHER  Investment  transactions  are    accounted   for  on the  date  the
investments  are purchased or sold.  Realized gains and losses  are   determined
on the identified cost basis.

2. INVESTMENT ADVISORY FEES The advisory fee paid to Citibank, amounted to $530,594 for the six months ended June 30, 1999. Advisory fees are computed at the annual rate of 0.40% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-Adviser Agreement with the Subadviser. Effective May, 1999 Citibank delegated the daily advisory of the Equity portion of the Portfolio to SSBC Fund Management, Inc., an affiliate of Citibank (the "Subadviser"). The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser: 0.65% on the first $10 million, 0.50% on the next $10 million, 0.40% on the next $10 million, 0.30% on remaining assets.
   The advisory fees paid to the Subadviser amounted to $65,904 for the period ended June 30, 1999.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $66,324 for the six months ended June 30, 1999. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from SFG from time to time as agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $262,542,663 and $238,574,503 respectively, for the six months ended June 30, 1999. Purchases and sales of U.S. Government securities aggregated to $92,411,000 and $97,697,440, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $272,630,661
================================================================================
Gross unrealized appreciation                                    $ 15,600,693
Gross unrealized depreciation                                      (6,776,905)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 8,823,788
================================================================================

6. LINE OF CREDIT The Portfolio, along with the other Portfolios in the CitiFunds Family, has entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1999, the commitment fee allocated to the Portfolio was $337. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER(OF BALANCED PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street,  5th Floor,  Boston,  MA 02109 (617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company 225 Franklin  Street,  Boston,  MA
02110

AUDITORS
PricewaterhouseCoopers  LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY


  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more  information  contact your Service Agent or call  1-800-625-4554

(C)1999 Citicorp

CitiFunds are made available by CFBDS, Inc. as distributor.


R Printed on recycled paper
CFS/BAL/699